Marketable Securities - Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	$ 431	$ 335
Purchase		99
Proceeds at maturity	100
Change in fair value included in OCI	(1)	(3)
Change in fair value recognized in earnings	0	0
Ending Balance	330	431
U.S. Treasury Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	431	335
Purchase		99
Proceeds at maturity	100
Change in fair value included in OCI	(1)	(3)
Change in fair value recognized in earnings	0	0
Ending Balance	$ 330	$ 431